CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CHANGES IN PARTNERS' CAPITAL - USD ($) $ in Thousands	8.75% Series A Preferred Units [Member]	Common Unit Public [Member]	Common units Hoegh LNG [Member]	Subordinated Units Hoegh LNG [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2018	$ 151,259	$ 325,250	$ 6,844	$ 42,421	$ (5,337)	$ 520,437
Net income	13,850	20,186	12,973	5,732	0	52,741
Cash distributions to unitholders	(13,692)	(31,663)	(10,051)	(18,398)	0	(73,804)
Refund of indemnification received from Hegh LNG	0	0	(9)	(55)	0	(64)
Conversion of subordinated units to common units	0	0	29,837	(29,837)	0	0
Other comprehensive income	0	0	0	0	(12,606)	(12,606)
Net proceeds from issuance of common units	0	1,029	0	0	0	1,029
Net proceeds from issuance of Series A Preferred Units	13,065	0	0	0	0	13,065
Issuance of units for Board of Directors' fees	0	194	0	0	0	194
Other and contributions from owners	0	180	201	137	0	518
Balance at Dec. 31, 2019	164,482	315,176	39,795	0	(17,943)	501,510
Net income	7,337	9,218	8,600	0	0	25,155
Cash distributions to unitholders	(7,337)	(15,865)	(14,226)	0	0	(37,428)
Refund of indemnification received from Hegh LNG						0
Cumulative change in accounting principle (Note 2)	0	(84)	(72)	0	0	(156)
Cash contribution from Hoegh LNG	0	0	8,600	0	0	8,600
Other comprehensive income	0	0	0	0	(15,943)	(15,943)
Net proceeds from issuance of Series A Preferred Units	2,125	0	0	0	0	2,125
Other and contributions from owners	0	64	161	0	0	225
Balance at Jun. 30, 2020	$ 166,607	$ 308,509	$ 42,858	$ 0	$ (33,886)	$ 484,088